Northwestern Mutual Series Fund, Inc.

Supplement dated November 1, 2011

to the

Statutory Prospectus Dated May 1, 2011

As Supplemented June 20, 2011 and August 12, 2011

The following information supplements the Statutory Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated May 1, 2011, as supplemented June 20, 2011 and August 12, 2011 (the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Large Cap Blend Portfolio

Terry Berkemeier, Director and Senior Portfolio Manager of Capital Guardian Trust Company (“CGTC”), has announced his plans to retire on December 31, 2011. As a result, he will no longer serve as portfolio manager for the Large Cap Blend Portfolio (“Portfolio”) effective October 31, 2011. Also, effective October 31, 2011, Mark D. Hickey replaced Mr. Berkemeier as a portfolio manager to the CGTC multiple portfolio manager system managing the Portfolio.

The summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary:

“Portfolio Managers: Mark D. Hickey, Vice President of Capital International Research, Inc. (“CIRI”), an affiliate of CGTC, has been employed by CGTC or an affiliate since 2001 and began managing the Portfolio in 2011.

Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981 and began managing the Portfolio in 2007.

Eric H. Stern, Senior Vice President of CGTC, and has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2008.

Alan J. Wilson, Director and Senior Vice President of CGTC, has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2007.”

In addition, the information currently set forth under the “Large Cap Blend Portfolio” paragraph of the “Portfolio Managers” sub-section of the Prospectus section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” shall be deemed deleted and replaced with the following text:

“Large Cap Blend Portfolio

CGTC uses a multiple portfolio manager system where the Portfolio is divided into segments managed by individual managers. Each portfolio manager’s role is to make investment decisions for his respective segment of the Portfolio within the limits provided by the Portfolio’s objectives and policies and subject to oversight of CGTC’s investment committee. In addition, CGTC’s investment analysts also may make investment decisions with respect to a portion of a Portfolio’s assets.

Mark D. Hickey, Vice President of Capital International Research, Inc. (“CIRI”), an affiliate of CGTC, has been employed by CGTC or an affiliate since 2001.

Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981.

Eric H. Stern, Director and Senior Vice President of CGTC, has been employed by CGTC or an affiliate since 1991.

Alan J. Wilson, Director and Senior Vice President of CGTC, has been employed by CGTC or an affiliate since 1991.”

Northwestern Mutual Series Fund, Inc.

Large Company Value Portfolio

Supplement Dated November 1, 2011

to the

Summary Prospectus for the Large Cap Blend Portfolio Dated May 1, 2011

The following information supplements the Summary Prospectus for the Large Cap Blend Portfolio of Northwestern Mutual Series Fund, Inc. dated May 1, 2011 (the “Summary Prospectus”), a copy of which you have already received. You should read this Supplement together with the Summary Prospectus. Please retain this Supplement for future reference.

Terry Berkemeier, Director and Senior Portfolio Manager of Capital Guardian Trust Company (“CGTC”), has announced his plans to retire on December 31, 2011. As a result, he will no longer serve as portfolio manager for the Large Cap Blend Portfolio (“Portfolio”) effective October 31, 2011. Also, effective October 31, 2011, Mark D. Hickey replaced Mr. Berkemeier as a portfolio manager to the CGTC multiple portfolio manager system managing the Portfolio.

The summary for the Portfolio contained in the Prospectus is hereby amended to replace the corresponding information in the “PORTFOLIO MANAGEMENT” section of such summary:

“Portfolio Managers: Mark D. Hickey, Vice President of Capital International Research, Inc. (“CIRI”), an affiliate of CGTC, has been employed by CGTC or an affiliate since 2001 and began managing the Portfolio in 2011.

Theodore R. Samuels, Director and President of CGTC, has been employed by CGTC or an affiliate since 1981 and began managing the Portfolio in 2007.

Eric H. Stern, Senior Vice President of CGTC, and has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2008.

Alan J. Wilson, Director and Senior Vice President of CGTC, has been employed by CGTC or an affiliate since 1991 and began managing the Portfolio in 2007.”